UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, DC  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

      REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  DECEMBER 31, 2011

        CHECK HERE IF AMENDMENT []; AMENDMENT NUMBER: __________________

                       THIS AMENDMENT (CHECK ONLY ONE.):

                           [  ]  IS A RESTATEMENT

                        [  ]  ADDS NEW HOLDINGS ENTRIES.


              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                             NAME:  Stephen Feinberg

              ADDRESS:  299 Park Avenue, 22nd Floor, New York, NY  10171
             ------------------------------------------------------------


                         FORM 13F FILE NUMBER:  28-06882
                        ---------------------------------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

NAME:      Stephen Feinberg
           --------------------
TITLE:     Investment Manager
           --------------------
PHONE:     (212) 891-2100
           --------------------

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/Stephen Feinberg               New York, NY                  2/14/2012
---------------------            --------------                -----------
[Signature]                      [City, State]                    [Date]


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
                                              ----


Form 13F Information Table Entry Total:         12
---------------------------------------       ----


Form 13F Information Table Value Total:       $1,055,636     (thousands)
---------------------------------------       ---------------------------


List of Other Included Managers:     None
--------------------------------     ----

                                Stephen Feinberg
                                   Form 13F
                               December 31, 2011


                           FORM 13F INFORMATION TABLE



   COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
----------------------  -------------  ---------  ----------  ----------------------  --------  --------  --------------------------
                           Title of                Value       Shares/     SH/  PUT/  INVSTMT    OTHER            VOTING AUTH
Name of Issuer               Class      Cusip     (x1000)      PRN AMT     PRN  CALL  DSCRETN    MNGRS    SOLE         SHRD     NONE
----------------------  -------------  ---------  ----------  -----------  ---  ----  --------  --------  --------------------------
AERCAP HOLDINGS NV          SHS         N00985106   $314,447   27,851,839  SH          SOLE      N/A        27,851,839
BLUELINX HLDGS INC          COM         09624H109   $ 50,478   33,651,979  SH          SOLE      N/A        33,651,979
DANA HLDG CORP              COM         235825205   $ 10,631      875,000  SH          SOLE      N/A           875,000
DORAL FINL CORP             COM NEW     25811P886   $    732      765,418  SH          SOLE      N/A           765,418
GEOEYE INC                  COM         37250W108   $ 62,351    2,806,079  SH          SOLE      N/A         2,806,079
GRIFOLS S A                 SPONSORED
                            ADR         398438309   $347,487   62,836,702  SH          SOLE      N/A        62,836,702
HAWAIIAN TELCOM HOLDCO
   INC                      COM         420031106   $ 10,154      659,342  SH          SOLE      N/A           659,342
LEAR CORP                   COM NEW     521865204   $  7,960    1,092,900  SH          SOLE      N/A         1,092,900
LYONDELLBASELL
   INDUSTRIES N             SHS - A -   N53745100   $  3,249      100,000  SH          SOLE      N/A           100,000
SANDRIDGE ENERGY INC        COM         80007P307   $ 65,283    8,000,360  SH          SOLE      N/A         8,000,360
TOWER INTL INC              COM         891826109   $133,905   12,467,866  SH          SOLE      N/A        12,467,866
TRW AUTOMOTIVE HLDGS CORP   COM         87264S106   $ 48,959    1,501,800  SH          SOLE      N/A         1,501,800